Borrowings - Additional Information (Detail) $ / shares in Units, $ in Millions				6 Months Ended		12 Months Ended
	Jan. 05, 2022 USD ($) $ / shares shares	Jul. 12, 2021 USD ($) $ / shares	Apr. 27, 2011 SGD ($)	Jun. 30, 2023 USD ($) Warrant $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured				$ 24,476,535		$ 29,656,133
Long term borrowings				$ 37,858,894		$ 37,404,964
Warrant price per share | $ / shares				$ 0.01		$ 0.01
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured			$ 10	$ 11,952,656		$ 11,855,579
Loan repayable period			five-year
Borrowings, interest rate			6.00%
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured				$ 11,952,656		11,855,579
Two H V Loan Agreement [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.95%
Number of other equity instruments exercised or vested in share-based payment arrangement | Warrant				0
Two H V Loan Agreement [Member] | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from non-current borrowings	$ 5,000,000
Two H V Loan Agreement [Member] | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant price per share | $ / shares	$ 0.5257
Two H V Loan Agreement [Member] | Ordinary Shares | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Number Of Shares Exercisable Under The Warrants | shares	1,402,891
Two H V Loan Agreement [Member] | American Depositary Share
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant price per share | $ / shares	$ 13.1425
Two H V Loan Agreement [Member] | American Depositary Share | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Number Of Shares Exercisable Under The Warrants | shares	56,116
Two H V Loan Agreement [Member] | Top of Range [Member] | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from non-current borrowings	$ 25,000,000
K2HV Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period		July 12, 2031
Borrowings, interest rate		2.95%
Term loans bear prime interest rate		plus 5.00%
Term loans annual interest rate		8.25%
Term loans monthly interest only payments, period		until August 1, 2023
Term loans monthly interest only payments, Extension period		Aug. 01, 2024
Term loan maturity date		Jul. 01, 2025
Facility fee		$ 255,000
Percentage of additional facility fee		0.85%
Percentage of final payment fee		6.25%
Percentage of prepayment fee		3.00%
Fair value of first tranche loan		$ 19,311,676
Proceeds from warrant		688,324
Fair value of warrants				$ 704,851		$ 90,213
Fair value (gain)/loss of warrants				$ 614,638	$ (104,001)
K2HV Loan Agreement | First Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Current borrowings		20,000,000
K2HV Loan Agreement | Second and Third Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Current borrowings		10,000,000
K2HV Loan Agreement | Fourth Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings		$ 15,000,000
K2HV Loan Agreement | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant price per share | $ / shares		$ 0.5257		$ 0.1447
K2HV Loan Agreement | American Depositary Share
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant price per share | $ / shares		$ 13.1425		$ 3.6175
K2HV Loan Agreement | Top of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long term borrowings		$ 45,000,000